Insurance Liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
favorable (unfavorable) in actuarial assumptions for liability for future policy benefits	$ 7	$ (25)	$ 0
Favorable (unfavorable) future policy benefit from actuarial assumptions	$ 24	117	$ (251)
Life premiums as percentage of gross premiums (as a percent)	1.30%
Minimum
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for policyholder contract deposits, interest rate (as a percent)	0.00%
Maximum
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Liability for policyholder contract deposits, interest rate (as a percent)	9.00%
Term Life Insurance
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Increase in reserves	$ 26	$ 15
Life Insurance
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Participating insurance in force (as a percent)	0.70%